Document and Entity Information	May 16, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001794621
Document Type	8-K
Document Period End Date	May 16, 2022
Entity Registrant Name	QUANERGY SYSTEMS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39222
Entity Tax Identification Number	88-0535845
Entity Address, Address Line One	433 Lakeside Drive
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94085
City Area Code	(408)
Local Phone Number	245-9500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	QNGY
Security Exchange Name	NYSE
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	QNGY WS
Security Exchange Name	NYSE